SHAREHOLDERS' DEFICIT (Details)		6 Months Ended	12 Months Ended
	May 03, 2022 shares	Jun. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	May 16, 2022 shares	Dec. 31, 2020 $ / shares shares
Stockholders' Deficit [Abstract]
Preference shares, shares authorized (in shares)		1,000,000	1,000,000		1,000,000
Preference shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Preference shares, shares issued (in shares)		0	0		0
Preference shares, shares outstanding (in shares)		0	0		0
Stock conversion basis at time of business combination		1	1
Stock conversion percentage threshold		20.00%	55.70%
Common Class A [Member]
Stockholders' Deficit [Abstract]
Ordinary shares, shares authorized (in shares)		500,000,000	500,000,000		500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, subject to possible redemption, outstanding (in shares)		3,425,689	17,250,000		17,250,000
Ordinary shares subject to possible redemptions, issued (in shares)		3,425,689	17,250,000		17,250,000
Ordinary shares, shares issued (in shares)		0	0		0
Ordinary shares, shares outstanding (in shares)		0	0	3,425,689
Ordinary shares, redeemed (in shares)	13,824,311
Voting right per share | Vote		1	1
Common Class B [Member]
Stockholders' Deficit [Abstract]
Ordinary shares, shares authorized (in shares)		50,000,000	50,000,000		50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued (in shares)		4,312,500	4,312,500		4,312,500
Ordinary shares, shares outstanding (in shares)		4,312,500	4,312,500		4,312,500
Voting right per share | Vote		1	1